Income Taxes (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2007	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Line Items]
Valuation allowance				$ 916,000	$ 820,000
Excess tax benefit from stock-based compensation				4,600,000	3,900,000	6,900,000
Deferred tax assets attributable to stock option deductions				18,607,000	12,737,000
Research and Development Credits				3,300,000	2,200,000
Percentage of probability for sustaining tax positions greater than the tax position	50.00%
Effective income tax rate from continuing operations		45.90%	57.70%	49.30%	38.80%	45.10%
Available AMT credits that do not expire				100,000
Federal [Member]
Income Taxes [Line Items]
Federal net operating loss carryforwards				59,600,000
Deferred tax assets attributable to stock option deductions				$ 11,200,000